Going concern (Narrative) (Details)	12 Months Ended
	Oct. 31, 2021 CAD ($)	Oct. 31, 2021 USD ($)	Oct. 31, 2020 CAD ($)	Oct. 31, 2020 USD ($)	Oct. 31, 2019 USD ($)	Oct. 31, 2021 USD ($)	Oct. 31, 2020 USD ($)
Going Concern [Abstract]
Net loss and comprehensive loss		$ 1,012,978		$ 1,245,393	$ 2,832,864
Negative cash flow from operations		762,766		760,572	$ 982,437
Working capital deficit		3,452,924		4,202,571
Government backed loan	$ 60,000		$ 40,000			$ 48,243	$ 30,269
Government wage subsidy	167,388	133,699	$ 85,455	63,792
Government rent subsidy	$ 38,440	$ 30,613		$ 0